International Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and Leases Receivable, Other Information [Abstract]
Loans	$ 8,809,826	$ 8,058,961
Less allowance for credit losses	(156,537)	(157,069)	$ (125,972)	$ (110,374)
Net loans	8,653,289	7,901,892
Accrued interest receivable	72,175	65,302
International Banking Services
Loans and Leases Receivable, Other Information [Abstract]
Accrued interest receivable	991	515
Outstanding standby and commercial letters of credit	149,543	147,551
Revenues	8,669	8,212	$ 4,821
International Banking Services | Foreign
Loans and Leases Receivable, Other Information [Abstract]
Loans	186,561	180,695
Less allowance for credit losses	(1,346)	(1,283)
Net loans	185,215	179,412
International Banking Services | Foreign | Commercial
Loans and Leases Receivable, Other Information [Abstract]
Loans	99,836	106,241
International Banking Services | Foreign | Others
Loans and Leases Receivable, Other Information [Abstract]
Loans	$ 86,725	$ 74,454